Fair Value Measurements - Statements of Net Assets Available for Benefits Measured at Fair Value (Details) - Navient 401(k) Savings Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Investments at fair value	$ 643,029,010	$ 687,690,167
Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value	131,016,324	482,999,332
Common Stock Fund [Member]
Fair Value Measurements [Abstract]
Investments at fair value	6,016,875	7,390,479
Self-directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments at fair value	27,626,365	33,293,316
Investments In Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Investments at fair value	164,659,564	523,683,127
Common Collective Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value	478,369,446	164,007,040
Level 1 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value	131,016,324	482,999,332
Level 1 [Member] | Common Stock Fund [Member]
Fair Value Measurements [Abstract]
Investments at fair value	0	0
Level 1 [Member] | Self-directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments at fair value	27,626,365	33,293,316
Level 1 [Member] | Investments In Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Investments at fair value	158,642,689	516,292,648
Level 2 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value	0	0
Level 2 [Member] | Common Stock Fund [Member]
Fair Value Measurements [Abstract]
Investments at fair value	6,016,875	7,390,479
Level 2 [Member] | Self-directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments at fair value	0	0
Level 2 [Member] | Investments In Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Investments at fair value	6,016,875	7,390,479
Level 3 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value	0	0
Level 3 [Member] | Common Stock Fund [Member]
Fair Value Measurements [Abstract]
Investments at fair value	0	0
Level 3 [Member] | Self-directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments at fair value	0	0
Level 3 [Member] | Investments In Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Investments at fair value	$ 0	$ 0